American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
May 31, 2022

American Century Quality Preferred ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
PREFERRED STOCKS — 78.3%
Automobiles — 0.5%
Ford Motor Co., 6.00%	4,410	110,779
Banks — 25.4%
Bank of America Corp., 3.00%	5,136	92,962
Bank of America Corp., 5.875%	251,000	239,077
Bank of America Corp., 5.875%	4,452	112,012
Bank of America Corp., 6.00%	8,442	217,128
Bank of America Corp., 6.25%	176,000	176,000
Citigroup, Inc., 6.30%	190,000	183,397
Citigroup, Inc., 6.875%	15,834	410,417
Citigroup, Inc., 7.125%	15,876	417,062
Citizens Financial Group, Inc., 6.35%	8,442	216,115
Fifth Third Bancorp, 6.00%	4,662	118,648
First Citizens BancShares, Inc., 5.375%	2,814	65,707
First Horizon Corp., 6.10%	4,620	117,071
First Republic Bank, 4.00%	3,654	66,539
First Republic Bank, 5.125%	9,660	217,640
JPMorgan Chase & Co., 5.75%	6,804	172,822
JPMorgan Chase & Co., 6.75%	329,000	338,434
JPMorgan Chase & Co., Series EE, 6.00%	6,678	173,762
JPMorgan Chase & Co., Series R, 6.00%	345,000	338,735
KeyCorp, 5.65%	5,502	136,670
Old National Bancorp., 7.00%	4,158	107,110
PNC Financial Services Group, Inc., 5.35%	11,004	275,430
Regions Financial Corp., 5.70%	4,158	100,748
Regions Financial Corp., 6.375%	5,460	141,305
Synovus Financial Corp., 6.30%	8,610	218,436
Truist Financial Corp., 4.00%	4,455	91,773
Truist Financial Corp., 4.80%	173,000	163,750
U.S. Bancorp, 3.50%	4,618	94,392
USB Capital IX, 3.50%	181,000	128,724
Wells Fargo & Co., 5.85%	17,410	412,617
Wells Fargo & Co., 5.90%	512,000	496,665
		6,041,148
Capital Markets — 11.8%
Affiliated Managers Group, Inc., 4.20%	4,536	85,821
Affiliated Managers Group, Inc., 5.875%	3,276	82,719
Goldman Sachs Group, Inc., 4.00%	5,505	104,540
Goldman Sachs Group, Inc., 5.50%	14,196	342,833
Goldman Sachs Group, Inc., 6.375%	6,678	173,428
Morgan Stanley, 6.375%	6,258	163,396
Morgan Stanley, 6.875%	12,180	321,065
Morgan Stanley, 7.125%	16,212	431,726
Oaktree Capital Group LLC, 6.55%	9,282	235,577
Oaktree Capital Group LLC, 6.625%	9,534	238,827
State Street Corp., 5.625%	195,000	186,225
State Street Corp., 5.90%	13,980	346,424
Stifel Financial Corp., 6.25%	3,528	88,412
		2,800,993

Consumer Finance — 0.6%
Capital One Financial Corp., 4.375%	7,602	141,777
Diversified Financial Services — 1.0%
Apollo Asset Management, Inc., 6.375%	9,576	246,007
Diversified Telecommunication Services — 2.9%
AT&T, Inc., 5.00%	5,040	109,318
AT&T, Inc., 5.35%	16,422	412,192
Qwest Corp., 6.75%	6,594	161,289
		682,799
Electric Utilities — 2.8%
Duke Energy Corp., 5.625%	10,920	281,518
NextEra Energy Capital Holdings, Inc., 5.65%	5,124	131,636
SCE Trust VI, 5.00%	9,660	198,899
Southern Co., 4.20%	3,260	64,222
		676,275
Equity Real Estate Investment Trusts (REITs) — 2.6%
Digital Realty Trust, Inc., 5.25%	3,612	89,036
Diversified Healthcare Trust, 5.625%	6,888	134,316
Kimco Realty Corp., 5.25%	4,284	106,329
Public Storage, 5.05%	4,662	116,037
Public Storage, 5.15%	7,014	175,560
		621,278
Food Products — 1.0%
CHS, Inc., 6.75%	4,410	116,027
CHS, Inc., 7.10%	4,368	114,660
		230,687
Industrial Conglomerates — 1.7%
General Electric Co., 4.16%	446,000	406,195
Insurance — 9.9%
Allstate Corp., 5.10%	4,746	119,932
Allstate Corp., 5.625%	3,066	78,796
American Equity Investment Life Holding Co., 5.95%	5,250	130,305
American Equity Investment Life Holding Co., 6.625%	2,478	63,660
Aspen Insurance Holdings Ltd., 5.95%	3,108	77,669
Athene Holding Ltd., 4.875%	3,612	74,949
Athene Holding Ltd., 5.625%	9,086	217,882
Athene Holding Ltd., 6.375%	3,948	102,253
Brighthouse Financial, Inc., 6.60%	7,434	189,567
Enstar Group Ltd., 7.00%	5,670	142,714
Hartford Financial Services Group, Inc., 6.00%	13,818	361,617
MetLife, Inc., 4.00%	2,730	59,896
MetLife, Inc., 5.625%	3,738	96,141
Progressive Corp., 5.375%	186,000	174,830
Reinsurance Group of America, Inc., 6.20%	9,870	247,441
RenaissanceRe Holdings Ltd., 5.75%	3,024	73,816
W R Berkley Corp., 5.10%	2,940	68,208
W R Berkley Corp., 5.70%	2,898	73,319
		2,352,995
Leisure Products — 1.1%
Brunswick Corp., 6.50%	5,334	137,724
Brunswick Corp., 6.625%	4,661	124,169
		261,893
Mortgage Real Estate Investment Trusts (REITs) — 6.0%
AGNC Investment Corp., 6.125%	9,912	222,029
AGNC Investment Corp., 6.50%	9,534	224,526

Annaly Capital Management, Inc., 6.50%	7,434	173,212
Chimera Investment Corp., 7.75%	4,788	105,288
Chimera Investment Corp., 8.00%	8,568	196,892
MFA Financial, Inc., 6.50%	8,526	184,076
New Residential Investment Corp., 6.375%	14,238	307,114
		1,413,137
Multi-Utilities — 4.5%
Algonquin Power & Utilities Corp., 6.20%	3,717	95,676
Algonquin Power & Utilities Corp., 6.875%	7,266	188,335
CMS Energy Corp., 5.875%	6,384	162,345
CMS Energy Corp., 5.875%	4,578	117,334
DTE Energy Co., 4.375%	4,756	96,547
NiSource, Inc., 6.50%	7,518	195,017
Sempra Energy, 4.875%	222,000	214,831
		1,070,085
Oil, Gas and Consumable Fuels — 3.3%
DCP Midstream LP, 7.875%	11,872	289,914
Enbridge, Inc., 6.375%	12,658	318,855
NuStar Energy LP, 7.625%	8,022	168,462
		777,231
Real Estate Management and Development — 1.1%
Brookfield Property Partners LP, 5.75%	13,902	272,479
Thrifts and Mortgage Finance — 0.4%
New York Community Capital Trust V, 6.00%	1,994	95,712
Trading Companies and Distributors — 1.3%
Triton International Ltd., 6.875%	7,703	200,278
WESCO International, Inc., 10.625%	3,822	107,284
		307,562
Wireless Telecommunication Services — 0.4%
United States Cellular Corp., 6.25%	3,696	84,084
TOTAL PREFERRED STOCKS (Cost $19,946,118)		18,593,116
CONVERTIBLE PREFERRED STOCKS — 14.6%
Banks — 1.0%
Bank of America Corp., 7.25%	95	119,937
Wells Fargo & Co., 7.50%	84	106,446
		226,383
Capital Markets — 0.7%
KKR & Co., Inc., 6.00%, 9/15/23	2,478	169,885
Commercial Services and Supplies — 0.3%
GFL Environmental, Inc., 6.00%, 3/15/23	1,155	80,042
Electric Utilities — 3.3%
American Electric Power Co., Inc., 6.125%, 8/15/23	4,210	238,117
NextEra Energy, Inc., 6.22%, 9/1/23	4,536	223,058
Southern Co., 6.75%, 8/1/22	5,907	334,122
		795,297
Equity Real Estate Investment Trusts (REITs) — 0.5%
EPR Properties, 5.75%	4,452	111,612
Health Care Equipment and Supplies — 1.5%
Becton Dickinson and Co., 6.00%, 6/1/23	3,165	163,536
Boston Scientific Corp., 5.50%, 6/1/23	1,764	193,745
		357,281
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., 6.875%, 2/15/24	1,302	116,034

Life Sciences Tools and Services — 0.8%
Danaher Corp., 5.00%, 4/15/23	138	196,291
Machinery — 0.4%
Stanley Black & Decker, Inc., 5.25%, 11/15/22	1,284	96,660
Metals and Mining — 0.7%
ArcelorMittal SA, 5.50%, 5/18/23	2,268	174,432
Multi-Utilities — 3.5%
Dominion Energy, Inc., 7.25%, 6/1/22	3,274	333,032
DTE Energy Co., 6.25%, 11/1/22	6,196	326,650
NiSource, Inc., 7.75%, 3/1/24	1,379	164,184
		823,866
Semiconductors and Semiconductor Equipment — 1.4%
Broadcom, Inc., 8.00%, 9/30/22	181	328,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,487,936)		3,476,194
CORPORATE BONDS — 2.0%
Insurance — 1.0%
Allstate Corp., VRN, 5.75%, 8/15/53	241,000	225,635
Oil, Gas and Consumable Fuels — 1.0%
Enbridge, Inc., VRN, 5.50%, 7/15/77	98,000	88,431
Transcanada Trust, VRN, 5.30%, 3/15/77	170,000	157,709
		246,140
TOTAL CORPORATE BONDS (Cost $502,764)		471,775
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.74% (Cost $1,038,164)	1,038,164	1,038,164
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $24,974,982)		23,579,249
OTHER ASSETS AND LIABILITIES — 0.7%		156,721
TOTAL NET ASSETS — 100.0%		$23,735,970

NOTES TO SCHEDULE OF INVESTMENTS
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Preferred Stocks	15,450,541	3,142,575	—
Convertible Preferred Stocks	439,332	3,036,862	—
Corporate Bonds	—	471,775	—
Short-Term Investments	1,038,164	—	—
	16,928,037	6,651,212	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.